Document and Entity Information	May 03, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	GENERAL ELECTRIC CO
Amendment Flag	false
Entity Central Index Key	0000040545
Document Type	8-K
Document Period End Date	May 03, 2023
Entity Incorporation State Country Code	NY
Entity File Number	001-00035
Entity Tax Identification Number	14-0689340
Entity Address, Address Line One	5 Necco Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	4433000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	GE
Security Exchange Name	NYSE
A 1.250 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2023
Trading Symbol	GE 23E
Security Exchange Name	NYSE
A 0.875 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2025
Trading Symbol	GE 25
Security Exchange Name	NYSE
A 1.875 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
A 1.500 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
A 7.5 Guaranteed Subordinated Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7 1/2% Guaranteed Subordinated Notes due 2035
Trading Symbol	GE /35
Security Exchange Name	NYSE
A 2.125 Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE